Segments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Results for the Group's Segments

Set forth below are results for the Group’s segments for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31, 2024
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$2,654,407	$2,196,040	$483,435	$5,333,882
Total cruise operating expenses	(1,569,207)	(1,241,420)	(303,454)	(3,114,081)
Other operating expenses
Selling and administration	(439,424)	(292,843)	(151,622)	(883,889)
Depreciation, amortization and impairment	(97,827)	(120,678)	(42,339)	(260,844)
Total other operating expenses	(537,251)	(413,521)	(193,961)	(1,144,733)
Operating income (loss)	$547,949	$541,099	$(13,980)	$1,075,068

	Year Ended December 31, 2023
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$2,341,274	$1,945,200	$424,019	$4,710,493
Total cruise operating expenses	(1,446,513)	(1,131,696)	(273,575)	(2,851,784)
Other operating expenses
Selling and administration	(398,791)	(266,547)	(123,702)	(789,040)
Depreciation, amortization and impairment	(106,983)	(108,220)	(38,516)	(253,719)
Total other operating expenses	(505,774)	(374,767)	(162,218)	(1,042,759)
Operating income (loss)	$388,987	$438,737	$(11,774)	$815,950

	Year Ended December 31, 2022
(in USD and thousands)	River		Ocean	Other	Total
Total revenue	$1,796,498		$1,189,298	$190,183	$3,175,979
Total cruise operating expenses	(1,189,768)		(802,832)	(159,767)	(2,152,367)
Other operating expenses
Selling and administration	(371,251)		(214,927)	(96,632)	(682,810)
Depreciation, amortization and impairment	(159,631)	(a)	(91,140)	(27,285)	(278,056)
Total other operating expenses	(530,882)		(306,067)	(123,917)	(960,866)
Operating income (loss)	$75,848		$80,399	$(93,501)	$62,746

(a)
Includes $41.9 million in impairments for river vessels in 2022 related to Russia and Ukraine river vessels, the Viking Prestige and Viking Legend.